SHARE BASED COMPENSATION (2003 Option Plan and 2006 Share Incentive Plan, Information Relating to Options Outstanding) (Details) (2003 Option Plan and 2006 Share Incentive Plan [Member], Stock Options [Member], USD $)
12 Months Ended
Dec. 31, 2012 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, Number of shares	6,271,636
Exercisable, Number of shares	2,924,886
US$3.6300 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 3.6300
Weighted-average grant date fair value of ordinary shares	$ 3.6300
Outstanding, Number of shares	820,248
Outstanding, Weighted-average remaining contractual life (years)	0.82
Exercisable, Number of shares	820,248
Exercisable, Weighted-average remaining contractual life (years)	0.82
US$7.3300 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 7.3300
Weighted-average grant date fair value of ordinary shares	$ 7.3300
Outstanding, Number of shares	902,150
Outstanding, Weighted-average remaining contractual life (years)	1.53
Exercisable, Number of shares	579,900
Exercisable, Weighted-average remaining contractual life (years)	1.53
US$13.290 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 13.290
Weighted-average grant date fair value of ordinary shares	$ 13.290
Outstanding, Number of shares	149,750
Outstanding, Weighted-average remaining contractual life (years)	1.83
Exercisable, Number of shares	110,250
Exercisable, Weighted-average remaining contractual life (years)	1.83
US$16.165 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 16.165
Weighted-average grant date fair value of ordinary shares	$ 16.165
Outstanding, Number of shares	1,575,488
Outstanding, Weighted-average remaining contractual life (years)	2.21
Exercisable, Number of shares	767,238
Exercisable, Weighted-average remaining contractual life (years)	2.21
US$20.515 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 20.515
Weighted-average grant date fair value of ordinary shares	$ 22.975
Outstanding, Number of shares	120,000
Outstanding, Weighted-average remaining contractual life (years)	2.86
Exercisable, Number of shares	60,000
Exercisable, Weighted-average remaining contractual life (years)	2.86
US$22.975 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 22.975
Weighted-average grant date fair value of ordinary shares	$ 22.975
Outstanding, Number of shares	107,000
Outstanding, Weighted-average remaining contractual life (years)	2.86
Exercisable, Number of shares	53,500
Exercisable, Weighted-average remaining contractual life (years)	2.86
US$16.355 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 16.355
Weighted-average grant date fair value of ordinary shares	$ 16.355
Outstanding, Number of shares	1,812,750
Outstanding, Weighted-average remaining contractual life (years)	3.15
Exercisable, Number of shares	456,000
Exercisable, Weighted-average remaining contractual life (years)	3.15
US$15.615 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 15.615
Weighted-average grant date fair value of ordinary shares	$ 15.615
Outstanding, Number of shares	311,000
Outstanding, Weighted-average remaining contractual life (years)	3.85
Exercisable, Number of shares	77,750
Exercisable, Weighted-average remaining contractual life (years)	3.85
US$15.275 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 15.275
Weighted-average grant date fair value of ordinary shares	$ 15.275
Outstanding, Number of shares	40,000
Outstanding, Weighted-average remaining contractual life (years)	4.12
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (years)	0
US$15.340 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 15.340
Weighted-average grant date fair value of ordinary shares	$ 15.340
Outstanding, Number of shares	6,000
Outstanding, Weighted-average remaining contractual life (years)	4.16
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (years)	0
US$13.430 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 13.430
Weighted-average grant date fair value of ordinary shares	$ 13.430
Outstanding, Number of shares	421,250
Outstanding, Weighted-average remaining contractual life (years)	4.19
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (years)	0
US$12.780 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 12.780
Weighted-average grant date fair value of ordinary shares	$ 12.780
Outstanding, Number of shares	6,000
Outstanding, Weighted-average remaining contractual life (years)	4.88
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (years)	0